Net Defined Benefit Liability (Asset)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liability (Asset)
24.	NET DEFINED BENEFIT LIABILITY(ASSET)
The Group’s pension plan is based on the defined benefit retirement pension plan. Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.
The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset
The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue-chip bonds
A decrease in profitability of blue-chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation
Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Present value of defined benefit obligation	1,618,098	1,377,545
Fair value of plan assets	(1,591,458)	(1,661,623)

Net defined benefit liabilities (*)	26,640	(284,078)

(*)
Net defined benefit liability of 26,640 million
W
on as of December 31, 2021 are the subtracted amount of the net defined benefit asset of 21,346 million
W
on from the net defined benefit liability of 47,986. Net defined benefit assets of 284,078 million
W
on as of December 31, 2022 are the subtracted amount of the net defined benefit liability of 35,202 million
W
on from the net defined benefit assets of 319,280.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2020	2021	2022
	Beginning balance	1,442,859	1,610,680	1,618,098
	Current service cost	174,509	178,416	166,741
	Interest cost	34,653	39,814	48,238
Remeasurements	Financial assumption	(20,838)	(92,367)	(356,344)
	Demographic assumptions	4,161	(251)	(9)
	Experience adjustments	(4,481)	(12,155)	(3,838)
	Retirement benefit paid	(55,864)	(106,050)	(92,914)
	Foreign currencies translation adjustments	(119)	165	(69)
	Changes due to business combinations	34,001	—	—
	Others	1,799	(154)	(2,358)

	Ending balance	1,610,680	1,618,098	1,377,545

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	1,352,971	1,564,101	1,591,458
Interest income	34,534	40,927	49,916
Remeasurements	(7,666)	(15,022)	(18,095)
Employer’s contributions	211,505	103,251	127,979
Retirement benefit paid	(52,627)	(99,523)	(87,472)
Changes due to business combination	27,599	—	—
Others	(2,215)	(2,276)	(2,163)

Ending balance	1,564,101	1,591,458	1,661,623

(4)	The fair value of the plan assets by composition as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Cash and due from banks	1,591,458	1,661,623
Meanwhile, among plan assets, realized returns on plan assets amount to 25,905 million
W
on and 31,821 million
W
on for the years ended December 31, 2021 and 2022, respectively. The contribution expected to be paid in the next accounting year amounts to 123,043 million
W
on.

(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Current service cost	174,509	178,416	166,741
Net interest income (expense)	119	(1,113)	(1,678)

Cost recognized in net income	174,628	177,303	165,063

Remeasurements (*)	(13,492)	(89,751)	(342,096)

Cost recognized in total comprehensive income	161,136	87,552	(177,033)

(*)	Amount before tax
Retirement benefits related to defined contribution plans recognized as expenses are 3,827 million Won, 4,494 million Won and 4,240 million Won for the years ended December 31, 2020, 2021 and 2022, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2020	December 31, 2021	December 31, 2022
Discount rate	2.13% ~ 2.97%	2.40% ~ 3.49%	5.25% ~ 5.99%
Future wage growth rate	2.05% ~ 7.00%	2.03% ~ 5.56%	2.1% ~ 5.84%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification

The weighted average maturity of defined benefit liability is a minimum of 5.38 to a maximum 10.71 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Discount rate	Increase by 1% point	(161,428)	(146,319)
	Decrease by 1% point	189,630	170,529
Future wage growth rate	Increase by 1% point	188,392	174,546
	Decrease by 1% point	(163,431)	(153,712)